As filed with the Securities and Exchange Commission on September 30, 2013.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 18		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 21		[X]

CURIAN VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	Curian Variable Series Trust	70 West Madison Street
	Vice President, Chief Legal Officer & Secretary	Suite 3100
	1 Corporate Way	Chicago, Illinois 60602-4207
	Lansing, Michigan 48951	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 17 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 18 and has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 30th day of September, 2013.

CURIAN VARIABLE SERIES TRUST

/s/ Diana R. Gonzalez*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 14 has been signed below by the following persons in the capacities and on the date indicated.

/s/ Diana R. Gonzalez *	September 30, 2013
David W. Agostine
Trustee

/s/ Diana R. Gonzalez *	September 30, 2013
Michael A. Bell
President and Trustee

/s/ Diana R. Gonzalez *	September 30, 2013
Gregory P. Contillo
Trustee

/s/ Diana R. Gonzalez *	September 30, 2013
Mark S. Wehrle
Trustee

/s/ Diana R. Gonzalez *	September 30, 2013
Dylan E. Taylor
Trustee

/s/ Diana R. Gonzalez *	September 30, 2013
Scot T. Wetzel
Trustee

/s/ Diana R. Gonzalez *	September 30, 2013
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Diana R. Gonzalez, Attorney In Fact

EXHIBIT LIST

Exhibit Number	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase